Banking Facility (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jul. 08, 2020 CNY (¥)	Jul. 08, 2020 USD ($)
Banking Facility [Abstract]
Revised amount received				¥ 13,000,000	$ 2,000,000
Credit line repaid	¥ 16,062,786		$ 2,328,750
Interest expense	¥ 13,404	$ 87,460